Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [Abstract]
Property and equipment

7. Property and Equipment

	Production equipment	Office furniture and EDP	Leasehold improvements	Total
At cost
As of January 1, 2016	283,499	208,712	17,132	509,343
Additions	—	24,994	219,330	244,324
As of December 31, 2016	283,499	233,706	236,462	753,667
Additions	6,389	—	—	6,389
As of December 31, 2017	289,888	233,706	236,462	760,056
Accumulated depreciation
As of January 1, 2016	(127,629)	(149,873)	(9,271)	(286,773)
Charge for the year	(56,700)	(33,837)	(7,063)	(97,600)
As of December 31, 2016	(184,329)	(183,710)	(16,334)	(384,373)
Charge for the year	(53,594)	(21,918)	(47,272)	(122,784)
As of December 31, 2017	(237,923)	(205,628)	(63,606)	(507,157)
Net book value
As of December 31, 2016	99,170	49,996	220,128	369,294
As of December 31, 2017	51,965	28,078	172,856	252,899

As of December 31, 2017, and 2016 no items of property and equipment were pledged. Refer to note 24 for security provided to Hercules Capital, Inc under the Loan and Security Agreement.